Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of reconciliation with net income from discontinued operations

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net income from discontinued operations of YY Live (Note 3(a))	3,435,675	3,775,334	3,335,057
Net (loss) income from discontinued operations of Huya (Note 3(b))	(1,937,689)	468,173	6,514,481

Net income from discontinued operations as presented in the consolidated statements of comprehensive income	1,497,986	4,243,507	9,849,538

Held for sale | YY Live
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Group's consolidated financial statements

	As of December 31,
	2019	2020
	RMB	RMB

Assets
Current assets
Cash and cash equivalents	69,722	206,191
Short-term investments	70,327	—
Accounts receivable, net	6,854	101,004
Prepayments and other current assets	31,641	35,548

Total current assets	178,544	342,743

Non-current assets
Deferred tax assets	14,708	34,180
Property and equipment, net	80,590	59,900
Intangible assets, net	52,519	48,042
Other non-current assets	13,174	24,260

Total non-current assets	160,991	166,382
Total assets	339,535	509,125

Liabilities
Current liabilities
Deferred revenue	355,549	326,702
Advances from customers	91,222	80,761
Income taxes payable	3,459	21,014
Accrued liabilities and other current liabilities	729,715	740,190

Total current liabilities	1,179,945	1,168,667

Non-current liabilities
Deferred revenue	58,210	28,807

Total non-current liabilities	58,210	28,807

(a)  Disposal of YY Live business (continued)

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net revenues
Live streaming	10,073,347	10,721,295	9,664,816
Others	199,349	241,243	285,470

Total net revenues	10,272,696	10,962,538	9,950,286

Cost of revenues(1)	(5,357,786)	(5,703,255)	(5,342,372)

Gross profit	4,914,910	5,259,283	4,607,914

Operating expenses(1)
Research and development expenses	(412,046)	(393,100)	(362,406)
Sales and marketing expenses	(498,211)	(506,605)	(581,091)
General and administrative expenses	(203,678)	(198,450)	(152,866)

Total operating expenses	(1,113,935)	(1,098,155)	(1,096,363)

Other income	67,018	203,408	166,272

Operating income	3,867,993	4,364,536	3,677,823

Interest income and investment income	1,565	2,455	2,899

Income before income tax expenses	3,869,558	4,366,991	3,680,722

Income tax expenses	(433,883)	(591,657)	(345,665)

Net income from discontinued operations	3,435,675	3,775,334	3,335,057

Net cash provided by discontinued operating activities	3,909,671	3,857,386	3,306,835
Net cash (used in) provided by discontinued investing activities	(27,158)	(192,781)	47,139

*There is no financing activity from discontinued operations of YY Live business.

(1)Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Cost of revenues	17,494	8,655	11,241
Research and development expenses	97,945	56,960	45,861
Sales and marketing expenses	2,473	1,799	1,276
General and administrative expense	75,284	72,914	34,344

Held for sale | Huya
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Group's consolidated financial statements

	As of December 31,
	2019	2020
	RMB	RMB

Assets
Current assets
Cash and cash equivalents	1,113,193	—
Restricted cash and cash equivalents	1,392	—
Short-term deposits	6,743,445	—
Short-term investments	2,219,531	—
Accounts receivable, net	86,822	—
Amounts due from related parties	15,553	—
Prepayments and other current assets	401,077	—

Total current assets	10,581,013	—

Non-current assets
Deferred tax assets	45,816	—
Investments	379,424	—
Property and equipment, net	96,686	—
Intangible assets, net	45,085	—
Right-of-use assets, net	102,824	—
Other non-current assets	104,895	—

Total non-current assets	774,730	—
Total assets	11,355,743	—

Liabilities
Current liabilities
Accounts payable	3,725	—
Deferred revenue	795,005	—
Advances from customers	50,961	—
Income taxes payable	26,051	—
Accrued liabilities and other current	1,522,697	—
Amounts due to related parties	16,360	—
Lease liabilities due within one year	31,878	—

Total current liabilities	2,446,677	—

Non-current liabilities
Deferred revenue	164,913	—
Lease liabilities	70,110	—

Total non-current liabilities	235,023	—

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Net revenues
Live streaming	4,442,845	7,976,214	2,274,490
Others	218,540	398,144	137,458

Total net revenues	4,661,385	8,374,358	2,411,948

Cost of revenues(1)	(3,933,647)	(6,892,436)	(1,938,713)

Gross profit	727,738	1,481,922	473,235

Operating expenses(1)
Research and development expenses	(265,152)	(508,714)	(156,776)
Sales and marketing expenses	(187,152)	(438,396)	(106,568)
General and administrative expenses	(287,710)	(352,824)	(145,625)

Total operating expenses	(740,014)	(1,299,934)	(408,969)

Other income	38,938	79,390	11,327

Operating income	26,662	261,378	75,593

Interest income and investment income	156,549	304,491	85,740
Foreign currency exchange gains (losses), net	51	1,157	(1,425)
Gain on fair value changes of investments	—	—	2,160
Fair value change on derivatives	(2,285,223)	—	—
Other non-operating expenses	—	—	(10,010)

(Loss) income before income tax expenses	(2,101,961)	567,026	152,058

Income tax benefits (expenses)	50,943	(96,078)	(37,556)

Net (loss) income	(2,051,018)	470,948	114,502

Share of income in equity method investments, net of income taxes	113,329	(2,775)	(1,013)

Gain on disposal, net of tax	—	—	6,400,992

Net (loss) income from discontinued operations	(1,937,689)	468,173	6,514,481

Net cash provided by discontinued operating activities	717,460	1,955,533	136,056
Net cash (used in) provided by discontinued investing activities	(4,469,548)	(3,684,971)	596,718
Net cash provided by discontinued financing activities	4,126,861	2,123,532	8,591
(1)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Cost of revenues	10,472	31,593	16,448
Research and development expenses	30,643	86,296	37,041
Sales and marketing expenses	1,832	5,919	2,610
General and administrative expense	183,748	157,936	95,469